GOODWILL - Changes in the net carrying amount of goodwill - Cost roll forward (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
Changes in the net carrying amount of goodwill
Goodwill at beginning of period	$ 535,932
Goodwill at end of period	515,016
Cost
Changes in the net carrying amount of goodwill
Goodwill at beginning of period	569,243
Business acquisition	(1,304)
Reclassification to assets held for sale	(19,612)
Goodwill at end of period	$ 548,327